Subsequent Events (Details) - USD ($)	Aug. 02, 2024	Oct. 31, 2024
Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Number of shares converted (in Shares)	13,293,534
Principal amount	$ 16,786,520
Accrued interest	2,639,929
Total debt amount	$ 19,426,449
Forecast [Member]
Subsequent Events [Line Items]
Value of common stock shares		$ 15,000,000
IPO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Closed IPO shares (in Shares)	1,600,000
Price per share (in Dollars per share)	$ 4
Gross proceeds	$ 6,400,000